UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/12

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments (dollars in thousands)—June 30, 2012 (Unaudited)

Domestic Equity—36.9% †	Number of Shares	Fair Value
Advertising—0.3%
Omnicom Group Inc.	11,346	$551

Aerospace & Defense—0.5%
Honeywell International Inc.	17,700	989
The Boeing Co.	1,691	127
		1,116

Agricultural Products—0.4%
Archer-Daniels-Midland Co.	28,330	836

Air Freight & Logistics—0.9%
FedEx Corp.	834	76
United Parcel Service Inc.	23,510	1,851
		1,927

Application Software—0.2%
Intuit Inc.	5,908	351

Asset Management & Custody Banks—1.3%
Ameriprise Financial Inc.	15,398	804
Franklin Resources Inc.	1,127	125
Invesco Ltd.	31,522	712
State Street Corp.	25,921	1,157	(e)
		2,798

Automobile Manufacturers—0.1%
Ford Motor Co.	16,258	156

Biotechnology—0.9%
Amgen Inc.	17,920	1,309
Gilead Sciences Inc.	11,547	592	(a)
		1,901

Broadcasting—0.5%
CBS Corp.	6,085	199
Discovery Communications Inc.	15,306	767	(a)
		966

Cable & Satellite—1.1%
Comcast Corp.	14,711	470
DIRECTV	16,917	826	(a)
Liberty Global Inc.	21,912	1,046	(a)
		2,342

Casinos & Gaming—0.2%
Las Vegas Sands Corp.	9,493	413

Communications Equipment—1.8%
Cisco Systems Inc.	96,845	1,664
Qualcomm Inc.	37,669	2,097
		3,761

Computer Hardware—1.9%
Apple Inc.	6,963	4,067	(a)

Construction & Farm Machinery & Heavy Trucks—0.2%
Caterpillar Inc.	1,384	118
Deere & Co.	4,323	350
		468

Consumer Finance—0.3%
American Express Co.	12,352	719

Data Processing & Outsourced Services—1.6%
Paychex Inc.	37,080	1,165
The Western Union Co.	67,959	1,144
Visa Inc.	8,324	1,029
		3,338

Department Stores—0.2%
Macy’s Inc.	9,789	336

Distributors—0.1%
Genuine Parts Co.	3,659	220

Diversified Chemicals—0.3%
EI du Pont de Nemours & Co.	11,967	605

Diversified Financial Services—1.3%
Citigroup Inc.	8,176	224
JPMorgan Chase & Co.	23,686	846
Wells Fargo & Co.	49,229	1,646
		2,716

Diversified Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold Inc.	9,068	309

Drug Retail—0.2%
CVS Caremark Corp.	7,266	340

Electric Utilities—0.4%
Exelon Corp.	8,173	307
FirstEnergy Corp.	3,090	152
The Southern Co.	7,373	341
		800

Electrical Components & Equipment—0.2%
Cooper Industries PLC	5,120	349

Fertilizers & Agricultural Chemicals—0.4%
Monsanto Co.	10,312	854

General Merchandise Stores—0.1%
Target Corp.	5,372	313

Healthcare Equipment—1.1%
Covidien PLC	39,133	2,093
Medtronic Inc.	7,060	273
		2,366

Healthcare Facilities—0.1%
HCA Holdings Inc.	6,963	212

Healthcare Services—0.9%
Express Scripts Holding Co.	32,562	1,818	(a)

Home Building—0.1%
MDC Holdings Inc.	3,946	129

Home Furnishing Retail—0.2%
Bed Bath & Beyond Inc.	8,002	495	(a)

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	51,077	1,453
The Home Depot Inc.	9,019	478
		1,931

Household Products—0.4%
Kimberly-Clark Corp.	4,735	397
The Clorox Co.	6,201	449
		846

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	15,892	262	(a)
The AES Corp.	33,601	431	(a)
		693

Industrial Gases—0.1%
Praxair Inc.	2,829	308

Industrial Machinery—0.5%
Dover Corp.	12,997	697
Eaton Corp.	10,616	421
		1,118

Insurance Brokers—0.1%
Marsh & McLennan Companies Inc.	7,265	234

Integrated Oil & Gas—1.4%
Chevron Corp.	15,031	1,586
Exxon Mobil Corp.	4,607	394
Hess Corp.	5,721	249
Occidental Petroleum Corp.	7,956	682
		2,911

Integrated Telecommunication Services—0.6%
AT&T Inc.	22,361	797
Verizon Communications Inc.	10,711	476
		1,273

Internet Retail—0.2%
Amazon.com Inc.	1,531	350	(a)

Internet Software & Services—0.7%
eBay Inc.	29,641	1,245	(a)
Google Inc.	324	188	(a)
		1,433

Investment Banking & Brokerage—0.2%
The Goldman Sachs Group Inc.	4,834	463

IT Consulting & Other Services—0.7%
International Business Machines Corp.	7,720	1,510	(h)

Life & Health Insurance—0.4%
MetLife Inc.	9,843	304
Prudential Financial Inc.	9,733	471
		775

Life Sciences Tools & Services—0.2%
Agilent Technologies Inc.	5,541	217
PerkinElmer Inc.	11,897	307
		524

Managed Healthcare—0.1%
UnitedHealth Group Inc.	2,088	122

Movies & Entertainment—0.7%
The Walt Disney Co.	12,254	594
Time Warner Inc.	25,540	983
		1,577

Multi-Line Insurance—0.1%
American International Group Inc.	7,296	234	(a)
Hartford Financial Services Group Inc.	4,546	80
		314

Multi-Utilities—0.2%
Dominion Resources Inc.	7,396	399

Oil & Gas Equipment & Services—0.8%
Schlumberger Ltd.	27,684	1,797

Oil & Gas Exploration & Production—0.4%
Anadarko Petroleum Corp.	10,883	721
Southwestern Energy Co.	5,903	188	(a)
		909

Oil & Gas Refining & Marketing—0.1%
Marathon Petroleum Corp.	3,633	163

Oil & Gas Storage & Transportation—0.1%
Spectra Energy Corp.	5,073	147
The Williams Companies Inc.	4,541	131
		278

Packaged Foods & Meats—0.6%
Kraft Foods Inc.	32,807	1,267

Pharmaceuticals—1.8%
Bristol-Myers Squibb Co.	18,377	661
Johnson & Johnson	22,439	1,516
Merck & Company Inc.	10,034	419
Pfizer Inc.	56,823	1,307
		3,903

Property & Casualty Insurance—0.3%
ACE Ltd.	9,991	741

Railroads—0.2%
Union Pacific Corp.	3,383	404

Real Estate Services—0.1%
CBRE Group Inc.	16,839	275	(a)

Regional Banks—0.1%
Regions Financial Corp.	30,920	209

Reinsurance—0.1%
PartnerRe Ltd.	1,998	151

Research & Consulting Services—0.1%
Nielsen Holdings N.V.	8,718	229	(a)

Restaurants—0.3%
Darden Restaurants Inc.	5,299	268
McDonald’s Corp.	4,172	369
		637

Retail REITs—0.2%
Simon Property Group Inc.	2,086	325

Semiconductors—0.9%
Altera Corp.	4,359	148
Analog Devices Inc.	4,357	164
Intel Corp.	32,787	874	(h)
Microchip Technology Inc.	3,946	131
Texas Instruments Inc.	20,027	575
		1,892

Soft Drinks—1.4%
Coca-Cola Enterprises Inc.	15,892	446
PepsiCo Inc.	34,347	2,427
		2,873

Specialized Finance—0.6%
CME Group Inc.	4,689	1,257

Specialized REITs—0.7%
American Tower Corp.	12,621	882
HCP Inc.	3,945	174
Public Storage	1,522	220
Rayonier Inc.	4,059	182
		1,458

Specialty Stores—0.2%
Dick’s Sporting Goods Inc.	8,593	412

Steel—0.1%
Allegheny Technologies Inc.	9,693	309

Systems Software—1.7%
Microsoft Corp.	80,196	2,453	(h)
Oracle Corp.	35,946	1,068
		3,521

Tobacco—0.5%
Altria Group Inc.	12,965	448
Philip Morris International Inc.	6,290	549
		997

Water Utilities—0.1%
American Water Works Company Inc.	4,961	170

Total Domestic Equity
(Cost $71,627)		78,530

Foreign Equity—16.5%

Common Stock—16.3%

Advertising—0.2%
WPP PLC	32,791	399

Aerospace & Defense—0.3%
Safran S.A.	17,413	648

Apparel, Accessories & Luxury Goods—0.5%
Adidas AG	3,101	223
Luxottica Group S.p.A.	9,363	328
LVMH Moet Hennessy Louis Vuitton S.A.	2,697	412
		963

Application Software—0.3%
SAP AG	12,147	721

Automobile Manufacturers—0.6%
Hyundai Motor Co.	242	50
Suzuki Motor Corp.	22,066	454
Toyota Motor Corp.	17,730	717
		1,221

Biotechnology—0.1%
CSL Ltd.	4,909	199

Brewers—0.2%
Anheuser-Busch InBev N.V.	5,003	396

Communications Equipment—0.2%
Telefonaktiebolaget LM Ericsson	40,270	369

Construction & Engineering—0.2%
JGC Corp.	6,000	174
Vinci S.A.	4,009	188
		362

Construction & Farm Machinery & Heavy Trucks—0.1%
Kubota Corp.	28,000	260

Construction Materials—0.2%
HeidelbergCement AG	7,079	341

Distillers & Vintners—0.5%
Diageo PLC	33,394	862
Diageo PLC ADR	1,917	198
		1,060

Diversified Capital Markets—0.2%
Deutsche Bank AG	10,285	372

Diversified Financial Services—1.4%
BNP Paribas S.A.	8,925	345
HSBC Holdings PLC	104,224	920
ING Groep N.V.	39,011	262	(a)
Lloyds Banking Group PLC	413,883	202	(a)
Standard Chartered PLC	27,880	607
United Overseas Bank Ltd.	42,693	634
		2,970

Diversified Metals & Mining—0.5%
BHP Billiton PLC	20,863	594
Rio Tinto PLC	11,389	542
		1,136

Diversified Real Estate Activities—0.3%
Daito Trust Construction Company Ltd.	2,100	199
Sumitomo Realty & Development Company Ltd.	16,000	394
Wharf Holdings Ltd.	15,677	87
		680

Diversified Support Services—0.3%
Aggreko PLC	10,646	347
Brambles Ltd.	57,553	366
		713

Electric Utilities—0.0%*
Power Grid Corporation of India Ltd.	49,753	102

Electronic Equipment & Instruments—0.1%
Hexagon AB	15,505	268

Fertilizers & Agricultural Chemicals—0.6%
Potash Corporation of Saskatchewan Inc.††	5,812	254
Potash Corporation of Saskatchewan Inc.††	9,634	421
Syngenta AG	1,580	542
		1,217

Food Retail—0.0%*
Tesco PLC	2,964	14

Healthcare Services—0.3%
Fresenius SE & Company KGaA	6,398	664

Healthcare Supplies—0.3%
Cie Generale d’Optique Essilor International S.A.	6,778	631

Heavy Electrical Equipment—0.1%
ABB Ltd. ADR	9,536	156

Household Products—0.6%
Reckitt Benckiser Group PLC	10,150	537
Unicharm Corp.	11,500	656
		1,193

Human Resource & Employment Services—0.2%
Capita PLC	43,529	448

Industrial Conglomerates—0.1%
Siemens AG	2,909	245

Industrial Gases—0.4%
Linde AG	5,173	808

Industrial Machinery—0.8%
Alfa Laval AB	17,616	303
FANUC Corp.	3,400	560
Mitsubishi Heavy Industries Ltd.	62,000	252
Nikon Corp.	5,397	165
SMC Corp.	1,600	278
Vallourec S.A.	3,913	160
		1,718

Integrated Oil & Gas—1.4%
BG Group PLC	36,450	747	(a)
Cenovus Energy Inc.	1,898	60
Eni S.p.A.	17,611	375
Petroleo Brasileiro S.A. ADR	8,740	159
Royal Dutch Shell PLC	19,871	670
Royal Dutch Shell PLC ADR	4,510	304
Suncor Energy Inc.	16,975	490
Total S.A.	2,856	129
		2,934

Internet Software & Services—0.7%
Baidu Inc. ADR	12,648	1,455	(a)

IT Consulting & Other Services—0.1%
Cap Gemini S.A.	6,939	256

Life & Health Insurance—0.8%
AIA Group Ltd.	195,534	675
Prudential PLC	65,614	762
Sony Financial Holdings Inc.	19,400	317
		1,754

Multi-Line Insurance—0.3%
AXA S.A.	18,675	250
Zurich Insurance Group AG	1,580	358
		608

Multi-Utilities—0.3%
National Grid PLC	60,954	647

Office Electronics—0.0%*
Canon Inc.	2,399	96

Oil & Gas Equipment & Services—0.0%*
Subsea 7 S.A.	2,772	55

Oil & Gas Exploration & Production—0.0%*
Canadian Natural Resources Ltd.	2,724	73

Packaged Foods & Meats—0.7%
Nestle S.A.	15,650	937
Nestle S.A. ADR	2,633	157
Unilever N.V.	11,435	383
		1,477

Pharmaceuticals—0.8%
Bayer AG	4,794	346
Novartis AG	10,920	612

Novartis AG ADR		7,991	447
Roche Holding AG		1,918	332
			1,737

Regional Banks—0.1%
The Bank of Yokohama Ltd.		61,600	292

Semiconductors—0.7%
Samsung Electronics Company Ltd.		678	718
Taiwan Semiconductor Manufacturing Company Ltd.		242,484	664	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR		1,199	17	(a)
			1,399

Trading Companies & Distributors—0.1%
Mitsubishi Corp.		15,600	316

Wireless Telecommunication Services—0.6%
Softbank Corp.		15,600	582
Vodafone Group PLC		264,863	746
			1,328

Total Common Stock
(Cost $33,938)			34,701

Preferred Stock—0.2%

Automobile Manufacturers—0.2%
Volkswagen AG		3,107	494

Total Foreign Equity
(Cost $34,351)			35,195

		Principal Amount	Fair Value
Bonds and Notes—28.3%

U.S. Treasuries—4.8%
U.S. Treasury Bonds
3.00%	05/15/42	$2,002	$2,097	(h)
3.13%	02/15/42	2,738	2,940	(h)
U.S. Treasury Notes
0.32%	03/31/14	220	220	(d,h)
0.72%	05/31/17	2,974	2,960	(d,h)
1.75%	05/15/22	1,903	1,919	(h)
			10,136

Agency Mortgage Backed—11.3%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	394	404
4.50%	06/01/33 - 02/01/35	13	13	(h)
5.00%	07/01/35 - 06/01/41	425	471	(h)
5.50%	05/01/20 - 04/01/39	191	212	(h)
6.00%	04/01/17 - 11/01/37	410	458	(h)
6.50%	11/01/28 - 07/01/29	15	15	(h)
7.00%	10/01/16 - 08/01/36	45	52	(h)
7.50%	09/01/12 - 09/01/33	11	13	(h)
8.00%	07/01/26 - 11/01/30	6	7	(h)
8.50%	04/01/30 - 05/01/30	17	22	(h)

Federal National Mortgage Assoc.
2.72%	04/01/37	1	1	(i)
2.89%	03/01/37	1	1	(i)
4.00%	05/01/19 - 05/01/42	4,138	4,422	(h)
4.50%	05/01/18 - 04/01/41	3,219	3,462	(h)
5.00%	07/01/20 - 06/01/41	897	994	(h)
5.50%	04/01/14 - 01/01/39	1,087	1,192	(h)
6.00%	02/01/14 - 08/01/35	480	540	(h)
6.50%	12/01/14 - 08/01/36	102	117	(h)
7.00%	01/01/16 - 12/01/33	7	11	(h)
7.50%	09/01/13 - 03/01/34	34	36	(h)
8.00%	12/01/12 - 11/01/33	36	41	(h)
8.50%	05/01/31	2	3	(h)
9.00%	12/01/17 - 12/01/22	7	8	(h)
3.50%	TBA	4,700	4,940	(c)
4.00%	TBA	835	889	(c)
4.50%	TBA	594	637	(c)
5.00%	TBA	1,304	1,408	(c)
6.50%	TBA	490	551	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	1,228	1,355	(h)
5.00%	08/15/33	26	29	(h)
6.00%	04/15/30 - 09/15/36	31	35	(h)
6.50%	06/15/24 - 07/15/36	55	67	(h)
7.00%	04/15/28 - 10/15/36	34	40	(h)
7.50%	07/15/23 - 04/15/28	18	18	(h)
8.00%	05/15/30	1	1	(h)
8.50%	10/15/17	14	15	(h)
9.00%	11/15/16 - 12/15/21	15	16	(h)
4.00%	TBA	525	573	(c)
4.50%	TBA	745	819	(c)
5.50%	TBA	50	56	(c)
			23,944

Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.00%	11/01/18	1	1	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	307	3	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	852	103	(g,n)
4.50%	02/15/18 - 03/15/18	38	1	(g,h,n)
5.00%	05/15/18 - 10/15/18	34	2	(g,h,n)
5.50%	06/15/33	32	5	(g,h,n)
6.36%	08/15/25	251	36	(g,i)
7.50%	07/15/27	18	4	(g,h,n)
8.00%	04/15/20	1	1	(h)
Federal Home Loan Mortgage Corp. STRIPS
3.33%	08/01/27	1	1	(d,f,h)
8.00%	02/01/23 - 07/01/24	4	—	**(g,h,n)
Federal National Mortgage Assoc. REMIC
1.19%	12/25/42	73	2	(g,h,i)
2.53%	12/25/22	1	1	(d,f,h)
3.50%	05/25/27	187	24	(g,n)
4.50%	05/25/18	2	—	**(g,h,n)
5.00%	10/25/22 - 09/25/40	382	48	(g,h,n)
5.75%	07/25/38	119	16	(g,i)
7.25%	05/25/18	215	24	(g,h,i)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	109	12	(g,n)
5.00%	03/25/38 - 05/25/38	70	9	(g,n)
5.50%	12/01/33	16	2	(g,n)

6.00%	01/01/35	36	6	(g,n)
7.50%	11/01/23	33	7	(g,h,n)
8.00%	08/01/23 - 07/01/24	7	1	(g,h,n)
8.50%	03/01/17 - 07/25/22	3	—	**(g,h,n)
9.00%	05/25/22	1	—	**(g,h,n)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	496	57	(g,n)
5.00%	12/20/35 - 09/20/38	423	42	(g,n)
6.41%	06/20/40	943	146	(g,i)
			554

Asset Backed—0.0%*
Bear Stearns Asset Backed Securities Trust
5.74%	01/25/34	4	3	(d,h,i)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	50	37	(h)
Mid-State Trust
7.54%	07/01/35	8	8
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	50	30	(h)
Residential Asset Mortgage Products Inc.
5.04%	06/25/32	13	11	(d,h,i)
Residential Asset Securities Corp.
14.91%	07/25/32	4	2	(d,i)
			91

Corporate Notes—10.0%
ABB Finance USA Inc.
1.63%	05/08/17	75	75
2.88%	05/08/22	75	76
AES Panama S.A.
6.35%	12/21/16	30	32	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	81	91	(h)
Allergan Inc.
3.38%	09/15/20	51	54	(h)
ALROSA Finance S.A.
7.75%	11/03/20	200	209	(b,h)
America Movil SAB de C.V.
2.38%	09/08/16	600	616	(h)
American Axle & Manufacturing Inc.
7.88%	03/01/17	69	71	(h)
American Express Credit Corp.
1.75%	06/12/15	111	112	(h)
American International Group Inc.
4.88%	06/01/22	56	57	(h)
Amgen Inc.
2.13%	05/15/17	37	37	(h)
2.30%	06/15/16	56	58	(h)
2.50%	11/15/16	38	39	(h)
3.63%	05/15/22	37	38	(h)
5.38%	05/15/43	37	40	(h)
5.65%	06/15/42	113	126	(h)
Amphenol Corp.
4.00%	02/01/22	149	152	(h)
Amsted Industries Inc.
8.13%	03/15/18	38	40	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	64	73
6.38%	09/15/17	43	50

Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	123	132	(h)
5.38%	11/15/14	94	104	(h)
Apache Corp.
4.75%	04/15/43	75	83
Arch Coal Inc.
7.00%	06/15/19	70	59
Archer-Daniels-Midland Co.
5.77%	03/01/41	135	172	(h)
Arizona Public Service Co.
6.25%	08/01/16	59	69	(h)
AT&T Inc.
0.90%	02/13/15	151	151	(d,h)
1.60%	02/15/17	75	75	(h)
2.95%	05/15/16	67	71	(h)
5.55%	08/15/41	53	63	(h)
5.60%	05/15/18	13	16	(h)
6.40%	05/15/38	94	118	(h)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100	101	(b)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100	104	(b,h,i)
Bank of America Corp.
3.88%	03/22/17	113	115	(h)
5.63%	10/14/16	40	43	(h)
5.70%	01/24/22	197	217	(h)
5.75%	12/01/17	75	80	(h)
5.88%	02/07/42	37	41	(h)
6.50%	08/01/16	65	71	(h)
Barclays Bank PLC
2.25%	05/10/17	200	200	(b,h)
Baxter International Inc.
1.85%	01/15/17	90	92	(h)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	75	76	(h)
3.00%	05/15/22	112	113	(h)
Berkshire Hathaway Inc.
3.75%	08/15/21	36	38	(h)
BG Energy Capital PLC
4.00%	10/15/21	76	81	(b,h)
BHP Billiton Finance USA Ltd.
1.63%	02/24/17	113	114	(h)
Bombardier Inc.
7.75%	03/15/20	354	394	(b,h)
Boston Properties LP (REIT)
3.85%	02/01/23	74	75
BP Capital Markets PLC
1.85%	05/05/17	52	53
2.25%	11/01/16	115	118	(h)
3.25%	05/06/22	112	116
Broadcom Corp.
2.70%	11/01/18	76	78
Calpine Corp.
7.25%	10/15/17	8	9	(b,h)
Cameron International Corp.
1.60%	04/30/15	37	37
3.60%	04/30/22	37	37
Cardinal Health Inc.
1.90%	06/15/17	112	113

Cargill Inc.
5.20%	01/22/13	215	220	(b,h)
6.00%	11/27/17	1	1	(b,h)
Carolina Power & Light Co.
2.80%	05/15/22	139	141	(h)
Case New Holland Inc.
7.88%	12/01/17	40	46	(h)
Caterpillar Inc.
1.50%	06/26/17	84	84
2.60%	06/26/22	69	69
CBS Corp.
1.95%	07/01/17	35	35
4.85%	07/01/42	35	34
CCO Holdings LLC
8.13%	04/30/20	61	68	(h)
Central American Bank for Economic Integration
5.38%	09/24/14	60	64	(b,h)
CenturyLink Inc.
5.80%	03/15/22	53	53
7.65%	03/15/42	55	53
Cigna Corp.
2.75%	11/15/16	252	260	(h)
5.38%	02/15/42	75	80	(h)
Cincinnati Bell Inc.
8.25%	10/15/17	65	68	(h)
Citigroup Inc.
4.45%	01/10/17	150	157
5.00%	09/15/14	171	175	(h)
5.88%	01/30/42	57	62
CityCenter Holdings LLC
7.63%	01/15/16	41	43
CNA Financial Corp.
5.88%	08/15/20	74	81	(h)
Consolidated Edison Company of New York Inc.
5.85%	04/01/18	16	19	(h)
6.65%	04/01/19	190	241	(h)
Corning Inc.
4.75%	03/15/42	88	92
Corp Lindley S.A.
6.75%	11/23/21	7	8	(b)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	100	104	(b,h)
5.63%	09/21/35	12	14	(b,h)
Covidien International Finance S.A.
1.35%	05/29/15	75	75
3.20%	06/15/22	75	77
Crown Castle Towers LLC
4.88%	08/15/40	100	109	(b,h)
6.11%	01/15/40	55	64	(b,h)
CSX Corp.
4.25%	06/01/21	73	80	(h)
CVS Caremark Corp.
3.25%	05/18/15	30	32	(h)
5.75%	06/01/17	84	99	(h)
DaVita Inc.
6.38%	11/01/18	68	70	(h)
DDR Corp. (REIT)
4.63%	07/15/22	49	48
Deere & Co.
2.60%	06/08/22	74	74
3.90%	06/09/42	66	66

Denbury Resources Inc.
6.38%	08/15/21	60	62	(h)
8.25%	02/15/20	34	37	(h)
DENTSPLY International Inc.
2.75%	08/15/16	117	119	(h)
4.13%	08/15/21	77	80	(h)
Deutsche Telekom International Finance BV
2.25%	03/06/17	150	148	(b,h)
Devon Energy Corp.
1.88%	05/15/17	75	75	(h)
Diageo Capital PLC
1.50%	05/11/17	112	112	(h)
Diageo Investment Corp.
2.88%	05/11/22	112	115	(h)
4.25%	05/11/42	30	32	(h)
DIRECTV Holdings LLC
2.40%	03/15/17	76	77	(h)
3.80%	03/15/22	38	38	(h)
4.60%	02/15/21	75	80
4.75%	10/01/14	109	117	(h)
5.15%	03/15/42	76	77	(h)
Dominion Resources Inc.
1.95%	08/15/16	54	55	(h)
4.90%	08/01/41	32	36	(h)
DPL Inc.
7.25%	10/15/21	188	209	(b,h)
Duke Realty LP (REIT)
6.50%	01/15/18	79	90	(h)
Eastman Chemical Co.
2.40%	06/01/17	210	212	(h)
Ecopetrol S.A.
7.63%	07/23/19	28	35
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	14	15	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	51	56	(h)
Energy Transfer Partners LP
6.50%	02/01/42	18	19	(h)
6.70%	07/01/18	56	64	(h)
European Investment Bank
0.73%	12/15/14	110	110	(d,h)
4.88%	01/17/17	300	345	(h)
Exelon Corp.
4.90%	06/15/15	111	121	(h)
Express Scripts Holding Co.
2.65%	02/15/17	129	131	(b,h)
3.13%	05/15/16	113	118	(h)
3.90%	02/15/22	38	39	(b,h)
4.75%	11/15/21	38	42	(b,h)
6.13%	11/15/41	58	71	(b,h)
Florida Power & Light Co.
4.13%	02/01/42	68	71
Ford Motor Credit Company LLC
3.00%	06/12/17	74	74
Forest Oil Corp.
7.25%	06/15/19	68	62
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	84	87	(b)
Frontier Communications Corp.
7.13%	03/15/19	71	72

Georgia Power Co.
4.30%	03/15/42	37	39
Goldman Sachs Capital I
6.35%	02/15/34	64	61	(h)
Great Plains Energy Inc.
4.85%	06/01/21	80	86
Hanesbrands Inc.
6.38%	12/15/20	110	116	(h)
Hartford Financial Services Group Inc.
5.13%	04/15/22	76	78
HCA Inc.
6.50%	02/15/20	119	129	(h)
Heineken N.V.
3.40%	04/01/22	150	154	(b,h)
Hewlett-Packard Co.
4.05%	09/15/22	93	94	(h)
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	34	37	(h)
HSBC Finance Corp.
6.68%	01/15/21	42	45	(h)
HSBC Holdings PLC
4.00%	03/30/22	75	78	(h)
Hughes Satellite Systems Corp.
6.50%	06/15/19	49	52	(h)
Inter-American Development Bank
1.38%	10/18/16	115	118	(h)
IPIC GMTN Ltd.
3.75%	03/01/17	200	208	(b,h)
John Deere Capital Corp.
2.25%	04/17/19	75	77
3.15%	10/15/21	89	93	(h)
JPMorgan Chase & Co.
4.35%	08/15/21	99	105	(h)
4.50%	01/24/22	150	162	(h)
Kinross Gold Corp.
6.88%	09/01/41	22	22
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	76	79	(h)
5.00%	03/15/42	76	82	(h)
Korea Development Bank
3.25%	03/09/16	122	126	(h)
Korea National Oil Corp.
2.88%	11/09/15	100	102	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	74	75	(b)
2.25%	06/05/17	74	76	(b)
5.00%	06/04/42	89	94	(b)
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	62	65	(h)
4.50%	07/16/18	102	120	(h)
Liberty Mutual Group Inc.
4.95%	05/01/22	52	52	(b)
6.50%	05/01/42	56	57	(b)
Linn Energy LLC
8.63%	04/15/20	56	60
Lorillard Tobacco Co.
3.50%	08/04/16	78	81	(h)
Lowe’s Companies Inc.
4.65%	04/15/42	39	41	(h)

Marathon Petroleum Corp.
6.50%	03/01/41	38	43	(h)
McDonald’s Corp.
1.88%	05/29/19	75	75	(h)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	45	56	(h)
Molson Coors Brewing Co.
5.00%	05/01/42	59	64
Morgan Stanley
5.50%	07/28/21	71	70	(h)
5.75%	01/25/21	100	99	(h)
Mylan Inc.
7.88%	07/15/20	23	26	(b,h)
Newfield Exploration Co.
5.63%	07/01/24	10	10
5.75%	01/30/22	68	71
Newmont Mining Corp.
4.88%	03/15/42	75	73
News America Inc.
6.65%	11/15/37	47	55	(h)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	163	167	(h)
Nisource Finance Corp.
3.85%	02/15/23	85	85
Nordea Bank AB
3.13%	03/20/17	200	201	(b,h)
Occidental Petroleum Corp.
2.70%	02/15/23	106	107	(h)
Oglethorpe Power Corp.
5.38%	11/01/40	42	49	(h)
Omnicom Group Inc.
3.63%	05/01/22	97	99	(h)
ONEOK Partners LP
6.13%	02/01/41	85	96	(h)
Pacific Gas & Electric Co.
6.05%	03/01/34	63	79	(h)
PacifiCorp
6.25%	10/15/37	102	137	(h)
PAETEC Holding Corp.
8.88%	06/30/17	11	12	(h)
Peabody Energy Corp.
6.25%	11/15/21	40	40	(b)
PepsiCo Inc.
2.75%	03/05/22	101	102	(h)
Petrobras International Finance Co.
2.88%	02/06/15	30	30	(h)
3.50%	02/06/17	113	116	(h)
3.88%	01/27/16	34	35	(h)
Philip Morris International Inc.
2.50%	05/16/16	80	84	(h)
Phillips 66
5.88%	05/01/42	33	36	(b)
Pioneer Natural Resources Co.
3.95%	07/15/22	70	70
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	200	251
7.39%	12/02/24	100	129	(b,h)
Pride International Inc.
6.88%	08/15/20	77	95	(h)
Prudential Financial Inc.
5.63%	05/12/41	38	39
5.80%	11/16/41	19	20

Range Resources Corp.
5.75%	06/01/21	68	71	(h)
Raytheon Co.
1.40%	12/15/14	76	77	(h)
Rio Tinto Finance USA PLC
3.50%	03/22/22	75	79
Roche Holdings Inc.
6.00%	03/01/19	101	126	(b,h)
Rowan Companies Inc.
4.88%	06/01/22	37	37
Sempra Energy
2.30%	04/01/17	150	154	(h)
Simon Property Group LP (REIT)
2.15%	09/15/17	113	113	(h)
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100	101	(b,h)
Symantec Corp.
2.75%	06/15/17	106	106	(h)
Target Corp.
4.00%	07/01/42	70	69
Texas Instruments Inc.
2.38%	05/16/16	120	126	(h)
Textron Inc.
6.20%	03/15/15	106	117	(h)
The ADT Corp.
2.25%	07/15/17	49	49	(b)
3.50%	07/15/22	70	70	(b)
4.88%	07/15/42	70	69	(b)
The AES Corp.
8.00%	10/15/17	6	7	(h)
The Coca-Cola Co.
3.30%	09/01/21	88	94
The Goldman Sachs Group Inc.
3.30%	05/03/15	80	80	(h)
5.75%	01/24/22	147	155	(h)
The Potomac Edison Co.
5.35%	11/15/14	40	44	(h)
Time Warner Cable Inc.
5.50%	09/01/41	115	125	(h)
6.75%	07/01/18	72	88	(h)
Time Warner Inc.
3.15%	07/15/15	71	75	(h)
3.40%	06/15/22	37	37
4.90%	06/15/42	26	26
Total Capital International S.A.
1.55%	06/28/17	174	174
Toyota Motor Credit Corp.
1.75%	05/22/17	112	113
United Technologies Corp.
1.20%	06/01/15	37	37	(h)
1.80%	06/01/17	37	38	(h)
4.50%	06/01/42	56	62	(h)
Vail Resorts Inc.
6.50%	05/01/19	107	112	(h)
Valero Energy Corp.
6.63%	06/15/37	37	42	(h)
Verizon Communications Inc.
2.00%	11/01/16	187	191	(h)

Viacom Inc.
1.25%	02/27/15	53	53	(h)
2.50%	12/15/16	115	119	(h)
Visteon Corp.
6.75%	04/15/19	74	72	(h)
Vivendi S.A.
3.45%	01/12/18	113	111	(b,h)
Weatherford International Ltd.
4.50%	04/15/22	61	63
5.95%	04/15/42	56	59	(h)
Wells Fargo & Co.
1.50%	07/01/15	105	105
Willis Group Holdings PLC
4.13%	03/15/16	84	88	(h)
Woodside Finance Ltd.
4.50%	11/10/14	131	139	(b,h)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	64	71	(b,h)
			21,373

Non-Agency Collateralized Mortgage Obligations—1.1%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.37%	09/10/47	110	123	(i)
5.92%	02/10/51	50	58	(h,i)
6.39%	02/10/51	240	282	(h,i)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	140	152	(h,i)
5.57%	03/11/39	37	37	(h,i)
5.71%	04/12/38	80	86	(h,i)
5.91%	06/11/40	25	18	(h,i)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	40	35
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	40	44	(i)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	43	1	(i)
Credit Suisse Mortgage Capital Certificates
5.60%	02/25/36	16	—	**(i)
DBUBS Mortgage Trust
5.73%	11/10/46	70	54	(b,h,i)
Extended Stay America Trust
5.50%	11/05/27	100	101	(b,h)
Greenwich Capital Commercial Funding Corp.
5.44%	03/10/39	40	44
GS Mortgage Securities Corp. II
3.00%	08/10/44	80	84	(h)
3.55%	04/10/34	100	103	(b)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/15/45	70	71
5.04%	03/15/46	40	43	(i)
5.34%	08/12/37	60	66	(i)
5.44%	06/12/47	100	113
5.79%	02/12/51	155	179	(h,i)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	50	55
5.16%	02/15/31	80	89	(h)
16.80%	12/15/39	522	8	(b,d,i)
MASTR Alternative Loans Trust
5.00%	08/25/18	18	2	(g,h,n)
Merrill Lynch Mortgage Trust
5.85%	05/12/39	54	35	(h,i)

Morgan Stanley Capital I Inc.
5.16%	10/12/52	100	111	(h,i)
5.62%	12/12/49	30	30	(h)
5.82%	06/11/42	70	61	(i)
5.90%	10/15/42	104	75	(h,i)
5.99%	08/12/41	30	35	(h,i)
6.46%	01/11/43	80	88	(h,i)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	80	86	(h,i)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36	18	—	**
			2,369

Sovereign Bonds—0.6%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100	114	(b)
Gabonese Republic
8.20%	12/12/17	100	116
Government of Argentina
2.50%	12/31/38	11	4	(j)
8.28%	12/31/33	8	5
Government of Dominican Republic
7.50%	05/06/21	100	107	(b,h)
Government of El Salvador
7.65%	06/15/35	20	21	(b,h)
Government of Hungary
4.75%	02/03/15	10	10
6.25%	01/29/20	39	38	(h)
7.63%	03/29/41	10	10
Government of Indonesia
3.75%	04/25/22	37	37	(b,h)
Government of Lebanon
4.00%	12/31/17	5	5
5.15%	11/12/18	14	14
6.10%	10/04/22	14	14
Government of Lithuania
7.38%	02/11/20	100	118	(b,h)
Government of Mexico
4.75%	03/08/44	92	99
5.75%	10/12/49	14	16	(h)
Government of Panama
6.70%	01/26/36	29	39	(h)
Government of Peru
6.55%	03/14/37	39	53	(h)
Government of Philippines
6.38%	01/15/32 - 10/23/34	200	254	(h)
Government of Poland
5.00%	03/23/22	40	44
5.13%	04/21/21	15	17	(h)
6.38%	07/15/19	7	8
Government of Romania
6.75%	02/07/22	28	29	(b)
Government of Turkey
6.88%	03/17/36	14	16
Government of Uruguay
6.88%	09/28/25	32	42
Government of Venezuela
10.75%	09/19/13	41	42	(h)
Government of Vietnam
1.56%	03/12/16	5	5	(i)

Province of Manitoba Canada
4.90%	12/06/16	30	35	(h)
Russian Foreign Bond - Eurobond
7.50%	03/31/30	11	13	(j)
			1,325

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50	58
Municipal Electric Authority of Georgia
6.64%	04/01/57	39	45
New Jersey State Turnpike Authority
7.10%	01/01/41	40	56	(h)
7.41%	01/01/40	20	29	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15	17	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	40	57	(h)
State of California
5.70%	11/01/21	55	63
			325
FNMA—0.0%*
Lehman TBA
5.50%	TBA	60	—	**(c,l,o)

Total Bonds and Notes
(Cost $58,519)			60,117

		Number of Shares

Exchange Traded Funds—5.7%
Financial Select Sector SPDR Fund		12,538	183	(m)
Industrial Select Sector SPDR Fund		19,923	710	(m)
Vanguard MSCI Emerging Markets Fund		196,881	7,865
Vanguard REITs Fund		50,381	3,296

Total Exchange Traded Funds
(Cost $12,006)			12,054

Other Investments—0.1%
GEI Investment Fund
(Cost $152)			165	(k)

Total Investments in Securities
(Cost $176,655)			186,061

Short-Term Investments—17.3%
GE Institutional Money Market Fund - Investment Class
0.04%
(Cost $36,795)			36,795	(d,k)

Total Investments
(Cost $213,450)			222,856

Liabilities in Excess of Other Assets, net—(4.8)%			(10,181)

NET ASSETS —100.0%			$212,675

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	September 2012	1	$29	$1
S&P Midcap 400 Index Futures	September 2012	89	8,361	207
S&P 500 Emini Index Futures	September 2012	25	1,696	70
2 Yr. U.S. Treasury Notes Futures	September 2012	23	5,064	(2)
5 Yr. U.S. Treasury Notes Futures	September 2012	121	15,000	2
30 Yr. U.S. Treasury Bond Futures	September 2012	12	1,776	(1)

				$277

The Fund had the following short futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2012	20	$(3,337)	$(44)
10 Yr. U.S. Treasury Notes Futures	September 2012	86	(11,470)	(26)

				$(70)

				$207

At June 30, 2012, the Fund had the following foreign currency forward exchange contracts: (Amounts in thousands)

Description				Unrealized Appreciation
Sold 3,600 EURO; Purchased $4,755 for settlement on 09/19/2012				$183
Sold 159,000 Japanese yen; Purchased $2,018 for settlement on 12/12/2012				20
Sold 1,600 GBP; Purchased $2,588 for settlement on 09/19/2012				80

				$283

The Fund was invested in the following countries at June 30, 2012 (Unaudited):

Country	Percentage (based on Fair Value)
United States	80.84%
United Kingdom	4.51%
Japan	2.61%
Germany	2.08%
Switzerland	1.66%
France	1.48%
Canada	0.82%
China	0.70%
Sweden	0.51%
South Korea	0.45%
Netherlands	0.43%
Australia	0.40%
Mexico	0.38%
Hong Kong	0.34%

Italy	0.32%
Taiwan	0.31%
Supranational	0.29%
Philippines	0.28%
Singapore	0.28%
Brazil	0.25%
Ireland	0.18%
Belgium	0.18%
Russian Federation	0.10%
United Arab Emirates	0.09%
Chile	0.05%
Lithuania	0.05%
Gabon	0.05%
Dominican Republic	0.05%
India	0.05%
Panama	0.03%
Poland	0.03%
Peru	0.03%
Hungary	0.03%
Norway	0.02%
Colombia	0.02%
Uruguay	0.02%
Venezuela	0.02%
Indonesia	0.02%
Lebanon	0.01%
Romania	0.01%
El Salvador	0.01%
Turkey	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2012 (Unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	5.41%	0.00%	5.41%
Integrated Oil & Gas	1.31%	1.32%	2.63%
Diversified Financial Services	1.22%	1.33%	2.55%
Pharmaceuticals	1.75%	0.78%	2.53%
Communications Equipment	1.69%	0.16%	1.85%
Computer Hardware	1.82%	0.00%	1.82%
Systems Software	1.58%	0.00%	1.58%
Data Processing & Outsourced Services	1.50%	0.00%	1.50%
Semiconductors	0.85%	0.63%	1.48%
Internet Software & Services	0.64%	0.65%	1.29%
Soft Drinks	1.29%	0.00%	1.29%
Industrial Machinery	0.50%	0.77%	1.27%
Asset Management & Custody Banks	1.25%	0.00%	1.25%
Packaged Foods & Meats	0.57%	0.66%	1.23%
Life & Health Insurance	0.35%	0.79%	1.14%
Healthcare Services	0.81%	0.30%	1.11%
Healthcare Equipment	1.06%	0.00%	1.06%
Cable & Satellite	1.05%	0.00%	1.05%
Biotechnology	0.85%	0.09%	0.94%
Fertilizers & Agricultural Chemicals	0.38%	0.55%	0.93%
Household Products	0.38%	0.54%	0.92%
Home Improvement Retail	0.87%	0.00%	0.87%
Air Freight & Logistics	0.86%	0.00%	0.86%
Automobile Manufacturers	0.07%	0.77%	0.84%
Oil & Gas Equipment & Services	0.81%	0.02%	0.83%

IT Consulting & Other Services	0.68%	0.11%	0.79%
Aerospace & Defense	0.50%	0.29%	0.79%
Movies & Entertainment	0.71%	0.00%	0.71%
Specialized REITs	0.65%	0.00%	0.65%
Diversified Metals & Mining	0.14%	0.51%	0.65%
Wireless Telecommunication Services	0.00%	0.60%	0.60%
Integrated Telecommunication Services	0.57%	0.00%	0.57%
Specialized Finance	0.56%	0.00%	0.56%
Industrial Gases	0.14%	0.36%	0.50%
Application Software	0.16%	0.32%	0.48%
Distillers & Vintners	0.00%	0.48%	0.48%
Multi-Utilities	0.18%	0.29%	0.47%
Tobacco	0.45%	0.00%	0.45%
Oil & Gas Exploration & Production	0.41%	0.03%	0.44%
Broadcasting	0.43%	0.00%	0.43%
Apparel, Accessories & Luxury Goods	0.00%	0.43%	0.43%
Advertising	0.25%	0.18%	0.43%
Multi-Line Insurance	0.14%	0.27%	0.41%
Electric Utilities	0.36%	0.05%	0.41%
Agricultural Products	0.38%	0.00%	0.38%
Property & Casualty Insurance	0.33%	0.00%	0.33%
Construction & Farm Machinery & Heavy Trucks	0.21%	0.12%	0.33%
Consumer Finance	0.32%	0.00%	0.32%
Diversified Support Services	0.00%	0.32%	0.32%
Independent Power Producers & Energy Traders	0.31%	0.00%	0.31%
Diversified Real Estate Activities	0.00%	0.31%	0.31%
Restaurants	0.29%	0.00%	0.29%
Healthcare Supplies	0.00%	0.28%	0.28%
Diversified Chemicals	0.27%	0.00%	0.27%
Life Sciences Tools & Services	0.24%	0.00%	0.24%
Regional Banks	0.09%	0.13%	0.22%
Home Furnishing Retail	0.22%	0.00%	0.22%
Investment Banking & Brokerage	0.21%	0.00%	0.21%
Human Resource & Employment Services	0.00%	0.20%	0.20%
Casinos & Gaming	0.19%	0.00%	0.19%
Specialty Stores	0.18%	0.00%	0.18%
Railroads	0.18%	0.00%	0.18%
Brewers	0.00%	0.18%	0.18%
Diversified Capital Markets	0.00%	0.17%	0.17%
Construction & Engineering	0.00%	0.16%	0.16%
Internet Retail	0.16%	0.00%	0.16%
Electrical Components & Equipment	0.16%	0.00%	0.16%
Construction Materials	0.00%	0.15%	0.15%
Drug Retail	0.15%	0.00%	0.15%
Department Stores	0.15%	0.00%	0.15%
Retail REITs	0.15%	0.00%	0.15%
Trading Companies & Distributors	0.00%	0.14%	0.14%
General Merchandise Stores	0.14%	0.00%	0.14%
Steel	0.14%	0.00%	0.14%
Oil & Gas Storage & Transportation	0.12%	0.00%	0.12%
Real Estate Services	0.12%	0.00%	0.12%
Electronic Equipment & Instruments	0.00%	0.12%	0.12%
Industrial Conglomerates	0.00%	0.11%	0.11%
Insurance Brokers	0.11%	0.00%	0.11%
Research & Consulting Services	0.10%	0.00%	0.10%
Distributors	0.10%	0.00%	0.10%
Healthcare Facilities	0.10%	0.00%	0.10%
Water Utilities	0.08%	0.00%	0.08%
Oil & Gas Refining & Marketing	0.07%	0.00%	0.07%
Heavy Electrical Equipment	0.00%	0.07%	0.07%

Reinsurance	0.07%	0.00%	0.07%
Home Building	0.06%	0.00%	0.06%
Managed Healthcare	0.05%	0.00%	0.05%
Office Electronics	0.00%	0.04%	0.04%
Food Retail	0.00%	0.01%	0.01%

			56.44%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	10.74%
Corporate Notes	9.59%
U.S. Treasuries	4.55%
Non-Agency Collateralized Mortgage Obligations	1.06%
Sovereign Bonds	0.60%
Agency Collateralized Mortgage Obligations	0.25%
Municipal Bonds and Notes	0.15%
Asset Backed	0.04%

26.98%

Short Term and Other Investments

Short-Term	16.51%
Other Investments	0.07%

16.58%

100.00%

Notes to Schedules of Investments (dollars in thousands)—June 30, 2012 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Funds summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to $5,174, $25,970 and $6,049 or 2.44%, 7.02% and 3.48% of the net assets of the Elfun Diversified Fund, Elfun Income Fund and Elfun Money Market fund respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2012, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures determined by the Board of Trustees.

(l)	Securities in default.

(m)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(o)	Fair Valued Security.

†	Percentages are based on net assets as of June 30, 2012.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	AMBAC Indemnity Corporation

MBIA	Municipal Bond Investors Assurance Corporation

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be Announced

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities †
	Domestic Equity	$78,530	$—	$—	$78,530
	Foreign Equity	4,189	30,512	—	34,701
	U.S. Treasuries	—	10,136	—	10,136
	Agency Mortgage Backed	—	23,944	—	23,944
	Agency CMOs	—	554	—	554
	Asset Backed	—	91	—	91
	Corporate Notes	—	21,373	—	21,373
	Non-Agency CMOs	—	2,369	—	2,369
	Sovereign Bonds	—	1,325	—	1,325
	Municipal Notes and Bonds	—	325	—	325
	Exchange Traded Funds	12,054	—	—	12,054
	Preferred Stock	—	494	—	494
	Other Investments	—	165	—	165
	Short-Term Investments	36,795	—	—	36,795

	Total Investments in Securities	$131,568	$91,288	$—	$222,856

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$280	$—	$—	$280
	Futures Contracts—Unrealized Depreciation	(73)	—	—	(73)
	Foreign Currency Forward Exchange Contracts—Unrealized Appreciation	283	—	—	283
	Foreign Currency Forward Exchange Contracts—Unrealized Depreciation	—	—	—	—

	Total Other Financial Instruments	$490	$—	$—	$490

† See Schedule of Investments for Industry Classification

* - Other financial instruments include derivative instruments such as futures and foreign currency forward exchange contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Fund utilized the fair value pricing service on June 30, 2012 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the end of the period which were classified as Level 1 at December 31, 2011. The value of securities that were transferred to Level 2 from Level 1 as a result was $26,275 (Dollars in thousands).

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2012, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investments for tax purposes	Gross Tax Appreciation	Gross tax Depreciation	Net tax Appreciation
Elfun Diversified Fund	$216,088	$13,839	$(7,071)	$6,768

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 27, 2012